Timeshare Financing Receivables - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, weighted average interest rate (as a percent)			12.10%	12.00%
Financing receivable, weighted average remaining term (in years)			7 years 8 months 13 days	7 years 7 months 6 days
Financing receivable weighted average maturities year			2028	2028
Timeshare financing receivable not accruing interest			$ 47,000,000	$ 38,000,000	$ 33,000,000
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, stated interest rate (as a percent)			5.30%	5.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, stated interest rate (as a percent)			20.50%	20.50%
Non-recourse Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Line of credit facility, maximum borrowing capacity				$ 450,000,000
Line of credit facility, current borrowing capacity				300,000,000
Debt instrument, face amount	$ 350,000,000
Securitized and Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Timeshare financing receivables securitized		$ 357,000,000
Securitized and Pledged | Non-recourse Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument stated maturity date			2028-12
Timeshare Facility due 2019 | Non-recourse Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Line of credit facility, maximum borrowing capacity				450,000,000
Gross timeshare receivables securing the Timeshare Facility			$ 143,000,000	$ 509,000,000	$ 163,000,000
2.66% Notes | Non-recourse Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument, face amount	$ 291,000,000	$ 291,000,000
Debt instrument, stated interest rate	2.66%	2.66%
2.96% Notes | Non-recourse Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument, face amount	$ 59,000,000	$ 59,000,000
Debt instrument, stated interest rate	2.96%	2.96%